Note 8 - Financial Instruments - Changes in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of period	$ 192,586	$ 60,121	$ 60,121
Provision for doubtful accounts	17,287	$ 16,706	202,423
Bad debts written off	(16,677)		(90,231)
Adjustment from IFRS 9 adoption			23,636
Foreign exchange	(802)		(3,363)
Assets classified as held for sale	(46,928)
Balance, end of period	$ 145,466		$ 192,586